Related parties	12 Months Ended
Dec. 31, 2025
Related Party [Abstract]
Related parties	Related parties:
The Company has interests in significant subsidiaries and joint ventures as follows:

Name	Country of incorporation	Principal activities	Interest %
			Dec 31 2025	Dec 31 2024
Significant subsidiaries:
Methanex Asia Pacific Limited	Hong Kong	Marketing & distribution	100%	100%
Methanex Services (Shanghai) Co., Ltd.	China	Marketing & distribution	100%	100%
Methanex Europe NV	Belgium	Marketing & distribution	100%	100%
Methanex Methanol Company, LLC	United States	Marketing & distribution	100%	100%
Egyptian Methanex Methanol Company S.A.E. ("Methanex Egypt")	Egypt	Production	50%	50%
Methanex Chile SpA	Chile	Production	100%	100%
Methanex New Zealand Limited	New Zealand	Production	100%	100%
Methanex Trinidad (Titan) Unlimited	Trinidad and Tobago	Production	100%	100%
Methanex USA LLC	United States	Production	100%	100%
Methanex Louisiana LLC	United States	Production	100%	100%
Methanex Geismar III LLC	United States	Production	100%	100%
Methanex Beaumont LLC	United States	Production	100%	0%
Waterfront Shipping Limited [1]	Canada	Shipping	60%	60%
Significant joint ventures:
Atlas Methanol Company Unlimited [2]	Trinidad and Tobago	Production	63.1%	63.1%
Firewater LLC ("Natgasoline") [2,3]	United States	Production	50%	0%
[1] Waterfront Shipping Limited has a controlling interest in multiple ocean-going vessels owned through less than wholly-owned entities as disclosed in note 24.
[2]     Summarized financial information for the investment in Atlas and Natgasoline is disclosed in note 6.
[3] Firewater LLC is the parent company of the Natgasoline plant; our 50% shareholding of Firewater LLC gives us ownership of the 50% of Natgasoline.

Transactions between the Company and Atlas are considered related party transactions and are included within the summarized financial information in note 6. Atlas revenue for the year ended December 31, 2025 of nil (2024 - $312 million) is a related party transaction included in cost of sales of the Company as Methanex had marketing rights for 100% of the methanol produced by Atlas. Balances outstanding with Atlas as at December 31, 2025 and provided in the summarized financial information in note 6 include payables to Atlas of nil (2024 - $7 million).
Transactions between the Company and Natgasoline are considered related party transactions and are included within the summarized financial information in note 6. Natgasoline revenue for the year ended December 31, 2025 of $109 million (2024 - nil) is a related party transaction included in cost of sales of the Company as Methanex has marketing rights for 50% of the methanol produced by Natgasoline. Balances outstanding with Natgasoline as at December 31, 2025 and provided in the summarized financial information in note 6 include receivables owing from Natgasoline to the Company of $1 million (2024 - nil) and payables to Natgasoline of $47 million (2024 - nil).
Remuneration to non-management directors and senior management, which includes the members of the executive leadership team, is as follows:

For the years ended December 31	2025	2024
Short-term employee benefits	$10,406	$9,575
Post-employment benefits	744	653
Other long-term employee benefits	44	45
Share-based compensation expense [1]	(690)	7,697
Total	$10,504	$17,970
[1]  Balance includes realized and unrealized expenses and recoveries from share-based compensation awards granted.